Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Other liabilities
Other liabilities are comprised of the following:

(In US$ millions)	2019	2018
Uncertain tax position	44.2	118.0
Accrued expenses	34.0	33.3
Taxes payable	35.1	31.3
Interest rate swap agreements	17.7	—
Employee and business withheld taxes, social security and vacation payment	9.0	8.1
VAT payable	4.7	3.6
Deferred mobilization/demobilization revenues	3.0	6.4
Total other liabilities	147.7	200.7

Other liabilities are classified in our Consolidated Balance Sheets as follows:

(In US$ millions)	2019	2018
Other current liabilities	103.5	80.2
Other non-current liabilities	44.2	120.5
Total other liabilities	147.7	200.7